SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
SUBSEQUENT EVENTS:
SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS

On May 7,2014, the Company amended a credit agreement with Prosperity Bank, successor by merger to The F&M Bank and Trust Company; that provides for a revolving line of credit with a borrowing base increased to $25 million for borrowings and letters of credit effective May 1,2014. All other terms and conditions of the credit facility remain the same.

NOTE 12 – SUBSEQUENT EVENTS

On February 3, 2014 Ring received the second payment from Torchlight regarding the joint development agreement on the Kansas acreage.  The payment was $2,089,801, bringing the amount received fromTorchlight to $3,089,801 or one half of the total to be received from Torchlight per the joint development agreement.

On February 6, 2014, the Company’s resale registration statement on Form S-1 in connection with the offering by certain selling stockholders named therein of up to 3,528,580 outstanding shares of common stock (the “Resale Shares”) became effective. Pursuant to the registration statement, such selling stockholders may sell all or a portion of these shares from time to time in market transactions through any market on which the common stock is then traded, in negotiated transactions or otherwise, and at prices and on terms that will be determined by the then prevailing market price or at negotiated prices directly or through a broker or brokers, who may act as agents or as principals or by a combination of such methods of sale. The selling stockholders will receive all proceeds from such sales of the Resale Shares, and the Company will not receive any proceeds from the sale of any Resale Shares sold by the selling stockholders.

On February 27, 2014 Ring completed the Acquisition, in which it acquired certain assets pursuant to its previously announced Purchase and Sale Agreement, for a purchase price of approximately $6.45 million in cash. The assets acquired by Ring pursuant to the Purchase Agreement consist of approximately 2,481 gross (1,5767 net) acres, located in Andrews and Gaines Counties, in the Permian Basin of Texas. The acreage, comprised of 92 separate leases, includes both “developed” and “undeveloped” parcels and is in close proximity to Ring’s existing Permian Basin assets. The “developed” area is comprised of approximately 907 net acres with current net production of 42 BOEs (Barrel of Oil Equivalent) per day from the San Andres and Glorieta formations and is over 92% oil. The “undeveloped” area is comprised of approximately 660 net acres.